Finance (Income) Expense, Net (Tables)	12 Months Ended
Dec. 31, 2022
Finance (Income) Expenses, Net [Abstract]
Schedule of finance (income) expenses, net
	Year ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Finance income:
Change in fair value of derivative liabilities	(2,822)	-	-
Gain from debt extinguishment	-	(14)	-
Total finance income	(2,822)	(14)	-
Finance expense:
Finance expenses in respect of third-party loan	83	77	-
Change in fair value of derivative liabilities	-	75	-
Amortization of loan discount	37	85	-
Exchange rate changes	156	10	-
Interest expense on loans from shareholders and related parties	203	381	221
Other finance expenses	38	15	11
Total finance expenses	517	643	232
Finance (income) expense, net	(2,305)	629	232